ESB Financial Corporation - Condensed Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2012
ESB Financial Corporation Condensed Financial Statements (Parent Company Only) [Abstract]
ESB Financial Corporation Condensed Financial Statements (Parent Company Only)
16.	ESB Financial Corporation – Condensed Financial Statements (Parent Company Only)

Following are condensed financial statements for the parent company as of and for the years ended December 31, 2012 and 2011:

Condensed Statements of Financial Condition
(Dollar amounts in thousands)	2012	2011
Assets:
Interest-earning deposits	$1,091	$6,658
Securities available for sale	34,889	30,607
Equity in net assets of subsidiaries	227,695	216,883
Other assets	5,969	6,447

Total assets	$269,644	$260,595

Liabilities and stockholders’ equity:
Subordinated debt, net	$46,393	$46,393
Accrued expenses and other liabilities	27,553	33,958
Stockholders’ equity	195,698	180,244

Total liabilities and stockholders’ equity	$269,644	$260,595

Condensed Statements of Operations
(Dollar amounts in thousands)	2012	2011	2010
Income:
Equity in undistributed earnings of subsidiaries	$6,356	$1,664	$8,024
Dividends from subsidiaries	10,000	15,000	8,000
Management fee income, from subsidiaries	48	36	36
Net gain on sale of securities available for sale	629	141	-
Other than temporary impairment losses on securities available for sale	(26)	(317)	(217)
Interest and other income	1,126	1,365	1,432

Total income	18,133	17,889	17,275
Expense:
Interest expense, to subsidiary	2,957	3,257	3,326
Compensation and employee benefits	632	432	423
Other	657	445	376

Total expense	4,246	4,134	4,125

Income before benefit from income taxes	13,887	13,755	13,150
Benefit from income taxes	(1,016)	(1,155)	(1,081)

Net income	$14,903	$14,910	$14,231

Condensed Statements of Comprehensive Income
(Dollar amounts in thousands)	2012	2011	2010

Net Income before noncontrolling interest	$15,822	$15,821	$14,664

Other comprehensive income (loss) (net of tax and reclassifications)
Net change in unrealized gains (losses):
Gains (losses) arising during the period	741	368	240
Income tax effect	(259)	(129)	(82)

	482	239	158

(Gains) losses recognized in earnings	(629)	(141)	-
Income tax effect	221	49	-

	(408)	(92)	-

Unrealized holding gains on securities available for sale not other-than-temporarily-impaired, net of tax	74	147	158

Fair value adjustment on derivatives	(211)	(2,631)	(3,070)
Income tax effect	74	921	1,044

	(137)	(1,710)	(2,026)

Other comprehensive income (loss) of bank subsidiary	4,262	7,133	(5,456)

Total Comprehensive income (loss), net of tax	4,199	5,570	(7,324)

Net comprehensive income before noncontrolling interest	20,021	21,391	7,340
Less: net income attributable to the noncontrolling interest	919	911	433

Net comprehensive income attributable to ESB Financial Corporation	$19,102	$20,480	$6,907

Condensed Statements of Cash Flows
(Dollar amounts in thousands)	2012	2011	2010
Operating activities:
Net income	$14,903	$14,910	$14,231
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(6,356)	(1,664)	(8,024)
Net realized gain on securities available for sale	(629)	(141)	-
Other than temporary impairment losses on securities available for sale	26	317	217
Compensation expense on ESOP and MRP	1,602	1,445	1,232
Other, net	1,148	(2,190)	(1,835)

Net cash provided by operating activities	10,694	12,677	5,821

Investing activities:
Purchases of securities	(14,411)	(6,733)	(10,178)
Principal repayments of securities	9,405	7,698	9,217
Proceeds from the sale of securities available for sale	1,342	204	-

Net cash (used in) provided by investing activities	(3,664)	1,169	(961)

Financing activities:
Proceeds from long term borrowings	(5,200)	-	-
Proceeds received from exercise of stock options	794	832	614
Dividends paid	(7,321)	(5,409)	(4,815)
Payments to acquire treasury stock	(541)	(4,754)	(1,143)
Stock purchased by ESOP	(329)	(504)	(189)

Net cash used in financing activities	(12,597)	(9,835)	(5,533)

(Decrease) increase in cash equivalents	(5,567)	4,011	(673)
Cash equivalents at beginning of period	6,658	2,647	3,320

Cash equivalents at end of period	$1,091	$6,658	$2,647